INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [abstract]
INVESTMENTS IN SUBSIDIARIES
NOTE 5   -      INVESTMENTS IN SUBSIDIARIES

The consolidated financial statements include the financial statements of the following Subsidiaries:

Subsidiary	Location	Jurisdiction of Organization	Company's Ownership Interest
			December 31,
			2 0 1 7	2 0 1 6

Gold Frost Ltd. ("Goldfrost")	Israel	Israel	100.00%	100.00%
W.F.D. Ltd.	Israel	Israel	100.00%	100.00%
B.H.W.F.I Ltd. ("BHWFI")	Israel	Israel	100.00%	100.00%